EMPLOYEE BENEFIT PLANS (Details 2)	0 Months Ended	12 Months Ended
	Feb. 22, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation plan
Shares authorized		180,035
Maximum term of options		10 years
Stock options
Share-based compensation plan
Options granted (in shares)	12,597	12,597	18,722
Weighted-average assumptions of fair value of stock options
Expected term		6 years 4 months 24 days	6 years 4 months 24 days
Expected volatility (as a percent)		39.00%	35.00%
Risk-free interest rate (as a percent)		1.40%	3.46%
Stock options | Directors and officers
Share-based compensation plan
Vesting period		3 years
Stock options | Maximum
Share-based compensation plan
Specified number of share awards allowed before stock repurchases are used to fund additional awards		98,000
Restricted stock award
Share-based compensation plan
Restricted stock granted (in shares)	12,606	12,606	18,721
Restricted stock award | Directors and officers
Share-based compensation plan
Vesting period		5 years
Restricted stock award | Maximum
Share-based compensation plan
Specified number of share awards allowed before stock repurchases are used to fund additional awards		39,200